Long-Term Loan (Tables)	12 Months Ended
Jun. 30, 2026
Long-Term Loan [Abstract]
Schedule of Long-Term Loan

Long-term loan consists of the following:

	As of June 30, 2026	As of June 30, 2025
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$1,288,473	$2,908,945
Total	$1,288,473	$2,908,945
Less: Long-term loan – current portion	1,130,492	1,656,288
Long-term loan – non-current portion	$157,981	$1,252,657

Schedule of Repayment Schedule for the Loan

The repayment schedule for the loan is as follows:

Twelve months ending June 30,	Repayment
2027	$1,130,492
2028	170,884
Subtotal	$1,301,376
Less: unamortized debt issuance cost	(12,903)
Total	$1,288,473